Lease - Schedule of future lease payments under operating leases (Details) - Jun. 30, 2026 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lease
2026	¥ 1,942	$ 286
2027	3,896	574
2028	3,467	511
2029	3,075	453
2030	1,775	262
Total future lease payments	14,155	2,086
Less: Imputed interest	621	92
Total lease liability balance	¥ 13,534	$ 1,994